FAIR VALUE DISCLOSURES - Summary of Financial Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis (Detail) - Fair Value, Measurements, Nonrecurring - Fair value - USD ($)
$ in Thousands
	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Inputs, Level 1 [Member] | Real Estate Acquired in Satisfaction of Debt
Assets
Total	$ 0	$ 0
Fair Value, Inputs, Level 1 [Member] | Operating lease
Assets
Total	0	0
Fair Value, Inputs, Level 1 [Member] | Commercial
Assets
Total	0	0
Fair Value, Inputs, Level 1 [Member] | Commercial real estate
Assets
Total	0	0
Fair Value, Inputs, Level 2 [Member] | Real Estate Acquired in Satisfaction of Debt
Assets
Total	0	0
Fair Value, Inputs, Level 2 [Member] | Operating lease
Assets
Total	0	0
Fair Value, Inputs, Level 2 [Member] | Commercial
Assets
Total	0	0
Fair Value, Inputs, Level 2 [Member] | Commercial real estate
Assets
Total	0	0
Fair Value, Inputs, Level 3 [Member] | Real Estate Acquired in Satisfaction of Debt
Assets
Total	106	0
Fair Value, Inputs, Level 3 [Member] | Operating lease
Assets
Total	0	0
Fair Value, Inputs, Level 3 [Member] | Commercial
Assets
Total	1,795	4,240
Fair Value, Inputs, Level 3 [Member] | Commercial real estate
Assets
Total	$ 13,538	$ 4,015